Litigation (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Protica Inc.
Litigation, description	Protica, Inc., a former manufacturer of products for the Company, sued the Predecessor Company for an alleged debt and unspecified damages for an alleged breach of an exclusive manufacturing agreement. The Company filed counterclaims alleging Protica breached the parties' agreement and the warranties implied therein and fraudulently concealed damage to the product manufactured for it resulting in an FDA recall of its product and loss of a significant portion of its commercial market. The case was filed February 15, 2011 in the United States District Court, Eastern District of Pennsylvania. The Company sought an unspecified amount of direct damages, punitive damages, and attorneys' fees.
Litigation, damages sought	$ 384,000
Litigation, settlement	The Company and Protica, Inc. fully and finally settled this matter effective April 1, 2013. The settlement has been included in the Company's year-end 2012 financial results.
Breeden Law Firm
Litigation, description	The Company received a demand letter, dated February 17, 2012, from the Breeden Law firm, claiming the Company's sale of its African Mango Super Fruit diet product, (the "Mango Product") violated the California Consumer Legal Remedies Act and certain other provisions of California State law. This Letter demanded the Company: (i) substantiate its advertising claims with respect to the Mango Product; (ii) change its advertising with respect to the Mango Product; (iii) recall the Mango Product; (iv) identify all purchasers of the Mango Product; and (v) establish a fund for the providing for a full refund for all purchasers of the Mango Product. No formal litigation has been initiated against the Company as of this date. On March 23, 2012, the Company received a letter from Vitamin World, Inc. ("Vitamin World") requesting the Company indemnify Vitamin World for similar claims brought against it by the Breeden Law Firm concerning the Mango Product sold by Vitamin World. The Company's indemnification obligations to Vitamin World arise from the standard terms and conditions contained in Vitamin World's distribution agreements. The Company has agreed to indemnify Vitamin World in this matter. The Company believes there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements. The Company's counsel is in communication with the complainant with regard to the requested label changes and settlement issues.
Arya Tabibnia
Litigation, description	Arya Tabibnia brought a class action complaint against the Company which was filed on August 6, 2012 in the United States District Court for the Southern District of California (the "Tabibnia Action"), claiming the Company's sale of its hCG Activator natural hCG alternative (the "Product") violated the California Consumer Legal Remedies Act and certain other provisions of California state law. The Company also received letters from GNC, Corp. and Vitamin Shoppe, Inc., demanding the Company indemnify them pursuant to their respective vendor agreements. The Company is contractually obligated to indemnify both GNC, Corp. and Vitamin Shoppe, Inc. and will fulfill those responsibilities. The Company believes that there is reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.
Jeffrey Grube
Litigation, description	Jeffrey Grube brought a class action lawsuit against three firms, including the Company, based on the defendants' alleged marketing, distribution, or sales of products purporting to contain human chorionic gonadotropin ("hCG") or a natural hCG alternative. The case is referred to as Jeffrey Grube v. GNC, iSatori Technologies LLC, and HCG Platinum, LLC, Case No. 11-1005, filed August 4, 2011 in United States District Court, for the Western District of Pennsylvania. Grube claims that the defendants engaged in deceptive trade practices in violation of numerous state consumer protection laws, breached express warranties, and were unjustly enriched. The Company received a letter from GNC Corp., demanding the Company indemnify GNC Corp. pursuant to a distribution agreement between the Company and GNC Corp. The Company is contractually obligated to indemnify GNC Corp and will fulfill that responsibility. The action has been dismissed voluntarily by the plaintiff; the Company believes that the claims represented by this action may ultimately be included in the claims advanced in the Tabibnia Action, described above. As a result, no other actions are planned by the Company on this matter. Accordingly, the range of any possible exposure regarding this particular claim cannot be reasonably estimated as of the date of the financial statements.
D. Tawnsaura
Litigation, description	D. Tawnsaura brought a class action complaint against the Company and 56 other retailers/distributors for infringement of a patented ingredient "Citriline Malate". This ingredient is utilized by the Company in certain of its product formulations. The court ordered the plaintiffs to resubmit their complaint and make it legally sufficient, which occurred on October 31, 2012. The Company and many of the other defendants are contesting the alleged patent position of the plaintiff; accordingly, discovery in this matter has been stayed pending the resolution of this issue. The Company believes that there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.
Newport Trial Group
Litigation, description	The Company received a demand letter dated August 7, 2012 from the Newport Trial Group of California, claiming the Company's sale of its hCG Activator product violates the California Consumer Legal Remedies Act. No formal litigation has been initiated against the Company as of this date. Because no further actions have been undertaken in this matter, it is impossible for the Company to estimate the range of any possible loss as of the date of the financial statements.